INFORMATION ABOUT COMPONENTS OF CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - Borrowings, carrying amount (Details) - USD ($)	Sep. 30, 2023	Jun. 30, 2023
Current
Borrowings	$ 100,720,985	$ 107,639,659
Corporate bonds	29,745,450	35,547,510
Non-current
Borrowings	48,789,492	60,670,946
Corporate bonds	41,202,548	50,007,680
Amortized cost
Current
Corporate bonds	29,745,450	35,547,510
Non-current
Corporate bonds	41,202,548	50,007,680
Fair value
Current
Corporate bonds	29,389,136	34,725,828
Non-current
Corporate bonds	39,984,876	47,014,542
Bank borrowings
Current
Borrowings	60,473,023	61,303,952
Non-current
Borrowings	7,586,944	10,663,266
Bank borrowings | Amortized cost
Current
Borrowings	60,473,023	61,303,952
Non-current
Borrowings	7,586,944	10,663,266
Bank borrowings | Fair value
Current
Borrowings	57,553,255	57,209,155
Non-current
Borrowings	$ 5,620,759	$ 10,374,646